SCHEDULE OF INITIAL CARRYING VALUES OF NET ASSETS RECOGNIZED (Details) - USD ($) $ in Thousands		Jun. 30, 2026	May 06, 2026		Dec. 31, 2025
Assets acquired
Cash and cash equivalents	[1]		$ 13,386
Accounts receivable	[1]		29,297
Inventory	[1]		869
Prepaid expenses and other current assets	[1]		3,268
Property and equipment, net	[1]		31,452
Goodwill		$ 305,206	303,803	[1]
Total assets acquired	[1]		298,110
Less: liabilities assumed
Accounts payable	[1]		45,095
Deferred revenue	[1]		2,300
Long-term debt	[1]		20,138
Net assets acquired	[1]		460,711
Bond Street Limited LLC [Member]
Assets acquired
Cash and cash equivalents			82
Accounts receivable			375
Inventory			354
Prepaid expenses and other current assets			9
Property and equipment, net			14
Goodwill			1,403
Total assets acquired			2,237
Less: liabilities assumed
Accounts payable			224
Accrued expenses and other current liabilities			70
Deferred revenue			29
Long-term debt			48
Net assets acquired			$ 1,866

[1]	Excludes acquired assets and liabilities associated with Bond Street, which was acquired in a transaction under common control with AIAI, as discussed above.